Parent Only Financial Information (Details) - Schedule of Condensed Statements of Cash Flows - Parent Company [Member]	12 Months Ended
	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)
Cash flows from operating activities
Net loss	$ (77,088)	$ (9,869)	$ (42,000)	$ (29,999)
Changes in operating assets and liabilities
Net cash used in operating activities	(77,088)	(9,869)	(42,000)	(29,999)
Cash from (used in) investing activities
Amount due to a related party	77,088	9,869	42,000	29,999
Cash flows from financing activities	77,088	9,869	42,000	29,999
Net increase (decrease) in cash and cash equivalents
Cash and cash equivalents at the beginning of the year
Cash and cash equivalents at the end of the year